Income Taxes - Current and Deferred Income Taxes (Detail) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Federal:
Deferred										$ (49)	$ 91	$ (169)
Foreign:
Current										74	58	41
Deferred										(18)	(26)	(12)
U.S. State:
Current										3	6	2
Deferred										(1)	1	(13)
Income tax expense (benefit)	$ 5	$ (77)	$ (12)	$ 48	$ 50	$ (2)	$ 61	$ 19	$ 52	$ 9	$ 130	$ (151)